Land use rights, net (Tables)	12 Months Ended
Dec. 31, 2014
Land use rights, net [Abstract]
Schedule of Land Use Rights, Net
	December 31,
	2013	2014
Land use rights	$65,038	$65,987
Less: Accumulated amortization	(5,575)	(6,930)
Total land use rights, net	$59,463	$59,057